
                     AMERICAN FUNDS MONEY MARKET FUND/(R)/

                                     Part B
                      Statement of Additional Information
                              December 1, 2009
                         (as supplemented May 27, 2010)

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of the American Funds Money
Market Fund (the "fund") dated December 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        American Funds Money Market Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      AFAXX        Class 529-A          AAFXX    Class R-1          RAAXX
Class B      AFBXX        Class 529-B          BAFXX    Class R-2          RABXX
Class C      AFCXX        Class 529-C          CCFXX    Class R-3          RACXX
Class F-1    AFFXX        Class 529-E          EAFXX    Class R-4          RADXX
Class F-2    AFGXX        Class 529-F-1        FARXX    Class R-5          RAEXX
                                                        Class R-6          RAFXX

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Investment portfolio
Financial statements

                   American Funds Money Market Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

     DEBT SECURITIES

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1 and A-1+).

     MATURITY

     .    The fund will maintain a dollar-weighted average portfolio maturity of
          60 days or less.

     .    The fund will maintain the dollar-weighted average life of its portfolio at 120 calendar days or less.

     LIQUIDITY

     .    The fund may not acquire illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund) if, immediately after the acquisition, the fund would have invested more than 5% of its total assets in illiquid securities.

     .    The fund will hold at least 10% of its total assets in daily liquid assets (i.e. cash, direct obligations of the U.S. Government or securities that mature or are subject to a demand feature that is exercisable or payable within one business day).

     .    The fund will hold at least 30% of its total assets in weekly liquid assets (i.e. cash, direct obligations of the U.S. Government, government securities issued by an instrumentality of the U.S.
          Government that are issued at a discount and have a remaining maturity of 60 days or less, or securities that mature or are subject to a demand feature that is exercisable or payable within five business days).

     INVESTING OUTSIDE THE U.S.

     .    The fund may invest a portion of its assets in U.S. dollar-denominated securities issued by entities outside the U.S.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                   American Funds Money Market Fund -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

 INVESTMENT POLICIES -- The fund may invest in securities that are rated in the two highest rating categories for debt obligations by a nationally recognized statistical rating organizations ("NRSRO") or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of
Trustees ("eligible securities"). The NRSROs currently used by the fund are
Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P").
Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from the fund's portfolio, but
Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities.

The fund invests in various high-quality money market instruments with a remaining maturity of 397 days or less. The fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

                   American Funds Money Market Fund -- Page 3

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

 REPURCHASE AGREEMENTS -- Repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased.
Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving U.S. Treasury securities, other securities backed by the full faith and credit of the United States government or securities that otherwise meet the fund's credit quality requirements and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

COMMERCIAL PAPER -- Short-term notes issued by companies, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper).

 4(2) COMMERCIAL PAPER -- Commercial paper issued pursuant to Section 4(2) of the
Securities Act of 1933 (the "1933 Act"). 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2)
commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of trustees.

SHORT-TERM BANK OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)
representing direct or contingent obligations of commercial banks. Commercial banks issuing obligations in which the fund invests must be on an approved list that is monitored on a regular basis.

GOVERNMENT SUPPORT FOR SHORT-TERM DEBT INSTRUMENTS -- Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity's website for further information on the specific program). Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

     TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions,
     U.S. bank holding

                   American Funds Money Market Fund -- Page 4

     companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

     GOVERNMENT GUARANTEES OUTSIDE THE U.S. -- Various governments outside the
     U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

CORPORATE BONDS AND NOTES -- Corporate obligations include those that mature, or may be redeemed by the fund, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. The fund currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category and long-term ratings of A3/A- or better by a NRSRO. See the appendix for a description of high-quality NRSRO commercial paper ratings.

INVESTING OUTSIDE THE UNITED STATES -- The fund may invest in securities issued by entities domiciled outside the United States or in securities with credit and liquidity support features provided by entities domiciled outside the United
States. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

 In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company's securities are listed, where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

PUT SECURITIES -- The fund may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The fund may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The fund will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the fund may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the fund may invest in such securities.

                   American Funds Money Market Fund -- Page 5

 MATURITY -- The fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission ("SEC"), which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, the fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less, maintain a dollar-weighted average life of its portfolio of 120 days or less and purchase only instruments having remaining maturities of 397 days or less. For purposes of determining the weighted average maturity of a fund's portfolio, certain variable and floating rate obligations and put securities which may otherwise have stated or final maturities in excess of 397 days will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

                   American Funds Money Market Fund -- Page 6

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund's investment adviser may apply more restrictive policies than those listed below.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.   The fund may not borrow money except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.   The fund may not issue senior securities except as permitted by (i) the
1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.   The fund may not underwrite the securities of other issuers except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.   The fund may not purchase or sell real estate or commodities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5.   The fund may not make loans except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent

                   American Funds Money Market Fund -- Page 7

jurisdiction, the fund may not purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry or group of industries, except that the fund may invest without limitation in U.S. government securities and bank obligations.

7.   The fund may not invest in companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following policies may be changed by the board of trustees without shareholder approval:

1.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of the fund's fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.

For purposes of fundamental policy 1, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose, and may borrow up to
5% of its total assets from banks or other lenders for temporary purposes.

For purposes of fundamental policy 5, the fund may not lend more than 33-1/3% of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

For purposes of fundamental policy 6, the fund may not invest 25% or more of its total assets in the securities of issuers in the same industry, except that the fund may invest without limitation in securities of the United States government or its agencies or instrumentalities and obligations of U.S. banks, including
U.S. branches of banks based outside the United States (e.g., certificates of deposit, interest bearing time deposits, bank notes and banker's acceptances).
The fund invests in such obligations using the investment criteria of, and in compliance with, Rule 2(a)(7) under the 1940 Act. In evaluating and selecting such investments, the investment adviser, on behalf of the fund, uses the criteria set forth under the headings "Certain investment limitations and guidelines" and "Description of certain securities and investment techniques" in this statement of additional information.

                   American Funds Money Market Fund -- Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                     NUMBER OF
 POSITION WITH FUND                                              PORTFOLIOS/3/
 (YEAR FIRST ELECTED                PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/2/)                   DURING PAST FIVE YEARS        BY TRUSTEE              BY TRUSTEE
--------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 73             Private investor and                 38         Anworth Mortgage Asset
 Trustee (2010)                  corporate director; former                      Corporation; Office Depot,
                                 Chairman of the Board,                          Inc.
                                 In-Q-Tel, Inc. (technology
                                 venture company funded
                                 principally by the Central
                                 Intelligence Agency); former
                                 Chairman of the Board,
                                 President and CEO,
                                 Telecredit, Inc. (payment
                                 services)
--------------------------------------------------------------------------------------------------------------
 William H. Baribault, 64        Chairman of the Board and            38         None
 Trustee (2010)                  CEO, Oakwood Enterprises
                                 (private investment and
                                 consulting); former Chairman
                                 of the Board, President and
                                 CEO, Professional Business
                                 Bank (financial services for
                                 small businesses); former
                                 President and CEO, Henry
                                 Company (building products)
--------------------------------------------------------------------------------------------------------------
 Ambassador Richard G. Capen,    Corporate director and               12         Capital Private Client
 Jr., 75                         author; former U.S.                             Services Funds;
 Trustee (2009)                  Ambassador to Spain; former                     Carnival Corporation
                                 Vice Chairman, Knight-Ridder,
                                 Inc. (communications
                                 company); former Chairman and
                                 Publisher, The Miami Herald

--------------------------------------------------------------------------------------------------------------
 James G. Ellis, 63              Dean and Professor of                41         Quiksilver, Inc.
 Trustee (2009)                  Marketing, Marshall School of
                                 Business, University of
                                 Southern California
--------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74               Chairman of the Board, Senior        41         Capital Private Client
 Chairman of the Board           Resource Group LLC                              Services Funds
 (Independent and                (development and management
 Non-Executive) (2009)           of senior living communities)

--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63           President and CEO, Fuller            41         None
 Trustee (2009)                  Consulting (financial
                                 management consulting firm)
--------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 64            Founding General Partner,            38         Hot Topic, Inc.;
 Trustee (2010)                  InterWest Partners (a venture                   Office Depot, Inc.
                                 capital firm)
--------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63             Private investor; former             44         JPMorgan Value Opportunities
 Trustee (2009)                  President, Dumbarton Group                      Fund, Inc.;
                                 LLC (securities industry                        The Swiss Helvetia Fund, Inc.
                                 consulting); former Executive
                                 Vice President - Policy and
                                 Oversight, NASD
--------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 52              Professor, Columbia                  41         The NASDAQ Stock Market LLC;
 Trustee (2010)                  University, School of                           Trimble Navigation Limited
                                 International and Public
                                 Affairs; former Member, World
                                 Trade Organization Appellate
                                 Body
--------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,      Director, Accounting Program,        38         None
 54                              University of Redlands
 Trustee (2009)
--------------------------------------------------------------------------------------------------------------
 Richard G. Newman, 75           Chairman of the Board, AECOM         13         Capital Private Client
 Trustee (2009)                  Technology Corporation                          Services Funds;
                                 (engineering, consulting and                    Sempra Energy;
                                 professional technical                          SouthWest Water Company
                                 services)
--------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 66            Principal, The Sanchez Family        38         None
 Trustee (2009)                  Corporation dba McDonald's
                                 Restaurants (McDonald's
                                 licensee)
--------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 52          President and CEO, Margaret          38         None
 Trustee (2009)                  Spellings & Company; former
                                 United States Secretary of
                                 Education, United States
                                 Department of Education -
                                 Federal Government Agency;
                                 former Assistant to the
                                 President for Domestic
                                 Policy, The White House -
                                 Federal Government, Executive
                                 Branch - Domestic Policy

--------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 61       President and Professor of           41         None
 Trustee (2009)                  Anthropology, The University
                                 of Tulsa; former President
                                 and Professor of Archaeology,
                                 Claremont Graduate University

--------------------------------------------------------------------------------------------------------------

                   American Funds Money Market Fund -- Page 9

[This page is intentionally left blank for this filing.]

                  American Funds Money Market Fund -- Page 10

"INTERESTED" TRUSTEES/5,6/

                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS             NUMBER OF
 POSITION WITH FUND            HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED           OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/OFFICER/2/)               OF THE FUND             BY TRUSTEE             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr. 61         Vice Chairman of the Board,          12         None
 Vice Chairman of the Board    Capital Research and
 (2009)                        Management Company; Senior
                               Vice President - Fixed
                               Income, Capital Research and
                               Management Company
-----------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 80        Senior Vice President - Fixed         2         None
 Trustee (2009)                Income, Capital Research and
                               Management Company; Director,
                               Capital Research and
                               Management Company
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Kristine M.             Senior Vice President and Senior Counsel - Fund
 Nishiyama, 39           Business Management Group, Capital Research and
 President (2009)        Management Company; Vice President and Counsel,
                         Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Louise Moriarty, 50     Vice President - Fixed Income, Capital Research
 Senior Vice President   Company*
 (2009)
-------------------------------------------------------------------------------
 Karen F. Hall, 44       Vice President - Fixed Income, Capital Research and
 Vice President (2009)   Management Company
-------------------------------------------------------------------------------
 Belinda A. Heard, 48    Vice President - Fixed Income, Capital Research and
 Vice President (2009)   Management Company
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 45                      Capital Research and Management Company
 Secretary (2009)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 35      Vice President - Fund Business Management Group,
 Treasurer (2009)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 35                      Group, Capital Research and Management Company
 Assistant Secretary
 (2009)
-------------------------------------------------------------------------------
 M. Susan Gupton, 36     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2009)
-------------------------------------------------------------------------------

                  American Funds Money Market Fund -- Page 11

* Company affiliated with Capital Research and Management Company.

1 The term "independent" trustee refers to a trustee who is not an "interested person" of the fund within the meaning of the 1940 Act.
2 Trustees and officers of the fund serve until their resignation, removal or retirement.
 3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
 which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, except Louise M. Moriarty, Karen F. Hall and
 Belinda A. Heard, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                  American Funds Money Market Fund -- Page 12

 FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2009/1/:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/2/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          TRUSTEES
                                         DOLLAR RANGE/2/      DOLLAR           DEFERRED
                                            OF SHARES      RANGE/2/ OF      COMPENSATION/3/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        TRUSTEES          ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/2/  AMERICAN FUNDS   COMPENSATION/3/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY TRUSTEE         TO FUND         BY TRUSTEE
--------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
--------------------------------------------------------------------------------------------
 Lee A. Ault III/4/          None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 William H.                  None             None              N/A               N/A
 Baribault/4/
--------------------------------------------------------------------------------------------
 Richard G. Capen,       Over $100,000    Over $100,000      $50,001 -         $50,001 -
 Jr.                                                         $100,000          $100,000
--------------------------------------------------------------------------------------------
 James G. Ellis              None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000      $10,001 -       Over $100,000
                            $50,000                           $50,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller         $10,001 -        $50,001 -      $1 - $10,000      Over $100,000
                            $50,000         $100,000
--------------------------------------------------------------------------------------------
 W. Scott Hedrick/4/         None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 R. Clark Hooper           $10,001 -      Over $100,000         N/A          Over $100,000
                            $50,000
--------------------------------------------------------------------------------------------
 Merit E. Janow/4/           None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Laurel B.               $1 - $10,000       $10,001 -           N/A               N/A
 Mitchell/5/                                 $50,000
--------------------------------------------------------------------------------------------
 Richard G. Newman       Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Frank M. Sanchez        $1 - $10,000       $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Margaret                    None             None              N/A               N/A
 Spellings/6/
--------------------------------------------------------------------------------------------
 Steadman Upham              None         Over $100,000      $50,001 -       Over $100,000
                                                             $100,000
--------------------------------------------------------------------------------------------

                  American Funds Money Market Fund -- Page 13

                                                          AGGREGATE
                                                       DOLLAR RANGE/2/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/2/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                  BY TRUSTEE
-----------------------------------------------------------------------------

 "INTERESTED" TRUSTEES
-----------------------------------------------------------------------------
 Paul G. Haaga,            Over $100,000                Over $100,000
 Jr.
-----------------------------------------------------------------------------
 Abner D.                  Over $100,000                Over $100,000
 Goldstine
-----------------------------------------------------------------------------

1 The fund commenced operations on May 1, 2009.
2 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
 4 Lee A. Ault III, William H. Baribault, W. Scott Hedrick and Merit E. Janow
 were newly elected to the board effective January 1, 2010.
5 Laurel B. Mitchell became a trustee in the American Funds family on March 19,
 2009.
6 Margaret Spellings became a trustee in the American Funds family on June 2,
 2009.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent trustee an annual fee, which ranges from $1.934 to $13,530, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

                  American Funds Money Market Fund -- Page 14

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2009

                                                                                                              TOTAL COMPENSATION
                                                                                                                  (INCLUDING
                                                                                                             VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                                                          FROM ALL FUNDS MANAGED BY
                                                                                AGGREGATE COMPENSATION      CAPITAL RESEARCH AND
                                                                                (INCLUDING VOLUNTARILY            MANAGEMENT
                                                                               DEFERRED COMPENSATION/1/)        COMPANY OR ITS
                                    NAME                                             FROM THE FUND              AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III/3/                                                                        None                    $172,616
------------------------------------------------------------------------------------------------------------------------------------
 William H. Baribault/3/                                                                   None                      94,956
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.                                                                  $ 3,514                     247,056
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis                                                                           3,515                     231,541
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton                                                                            3,553                     442,161
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                        3,514                     364,573
------------------------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick/3/                                                                       None                     139,943
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                          3,514                     396,947
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow/3/                                                                         None                     221,633
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell/4/                                                                    4,063                      88,695
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                        2,602                     320,873
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                         3,514                     159,277
------------------------------------------------------------------------------------------------------------------------------------
 Margaret Spellings/5/                                                                   30,763                      46,792
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/6/                                                                        3,515                     244,015
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 2009. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended September 30, 2009 does not include earnings on amounts deferred in previous fiscal years.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
 3 Lee A. Ault III, William H. Baribault, W. Scott Hedrick and Merit E. Janow
 were newly elected to the board effective January 1, 2010.
4 Laurel B. Mitchell became a trustee in the American Funds family on March 19,
 2009.
5 Margaret Spellings became a trustee in the American Funds family on June 2,
 2009.
6 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating trustees is as follows: Steadman Upham ($125).
 Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of May 1, 2010, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Delaware statutory trust on February 4, 2009.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and must act with the care, skill, prudence

                  American Funds Money Market Fund -- Page 15

and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust.

 Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to the fund's Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's declaration of trust and by-laws as well as separate indemnification agreements that the fund has entered into with its independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, neither officers nor trustees are protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an audit committee comprised of Richard G. Capen, Jr.; Laurel B. Mitchell; Frank M. Sanchez; and Steadman
Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, the fund's internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of trustees.

The fund has a contracts committee comprised of Lee A. Ault III; William H.
Baribault; Richard G. Capen, Jr.; James G. Ellis; Martin Fenton; Leonard R.
Fuller; W. Scott Hedrick; R. Clark Hooper; Merit E. Janow; Laurel B. Mitchell;
Richard G. Newman; Frank M. Sanchez; Margaret Spellings; and Steadman Upham,
none of whom is an "interested person" of the fund within the meaning of

                  American Funds Money Market Fund -- Page 16

the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement,
Principal Underwriting Agreement, Administrative Services Agreement and Plans of
Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The fund has a nominating and governance committee comprised of Lee A. Ault III,
William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Laurel
B. Mitchell, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds' boards monitor the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee

                  American Funds Money Market Fund -- Page 17

may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                  American Funds Money Market Fund -- Page 18

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.
 PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on May 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

             NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------

 First Clearing, LLC                         Record      Class A         6.81%
 Custody Account                                         Class B        11.04
 St. Louis, MO                                           Class C        11.11
                                                         Class F-1       7.70
--------------------------------------------------------------------------------
 Edward D. Jones & Co.                       Record      Class A         6.49
 Omnibus Account                                         Class B        10.06
 Maryland Heights, MO
--------------------------------------------------------------------------------
 Pershing, LLC                               Record      Class B         9.16
 Jersey City, NJ                                         Class C         6.40
                                                         Class F-1      33.72
                                                         Class R-6       6.40
--------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record      Class C         7.80
 Omnibus Account
 New York, NY
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2      10.45
 Capital Group Private Client Services       Beneficial
 Account #1
 Los Angeles, CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2       7.33
 Capital Group Private Client Services       Beneficial
 Account #2
 Los Angeles, CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2       7.33
 Capital Group Private Client Services       Beneficial
 Account #3
 Los Angeles, CA
--------------------------------------------------------------------------------
 The Capital Group Companies                 Record      Class R-5      32.21
 Retirement Plans                            Beneficial
 Los Angeles, CA
--------------------------------------------------------------------------------
 Edward D. Jones & Co.                       Record      Class R-5      11.32
 Retirement Plan                             Beneficial
 Norwood, MA
--------------------------------------------------------------------------------
 Edward D. Jones & Co.                       Record      Class R-5       7.76
 Profit Sharing Plan                         Beneficial
 Norwood, MA
--------------------------------------------------------------------------------
 The Capital Group Companies                 Record      Class R-6      30.87
 Charitable Foundation                       Beneficial
 Irvine, CA
--------------------------------------------------------------------------------
 Wachovia Bank FBO                           Record      Class R-6      22.37
 Retirement Plans                            Beneficial
 Charlotte, NC
--------------------------------------------------------------------------------
 IU Medical Group Primary Care               Record      Class R-6       6.58
 Retirement Plan                             Beneficial
 Denver, CO
--------------------------------------------------------------------------------
 Medela, Inc.                                Record      Class R-6       6.01
 401K Plan                                   Beneficial
 Phoenix, AZ
--------------------------------------------------------------------------------

                  American Funds Money Market Fund -- Page 19

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

 INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until March 31, 2011, unless sooner terminated and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by

                  American Funds Money Market Fund -- Page 20

 (a) the board of trustees, or by the vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the
Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund's board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and net asset levels:

                                  RATE                                           IN EXCESS OF                  UP TO
-------------------------------------------------------------------------------------------------------------------------------

                                 0.295%                                        $             0            $ 1,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.285                                           1,000,000,000              2,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.280                                           2,000,000,000              3,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.275                                           3,000,000,000              5,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.270                                           5,000,000,000              8,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.265                                           8,000,000,000             13,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.262                                          13,000,000,000             21,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.259                                          21,000,000,000             34,000,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                 0.256                                          34,000,000,000
-------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended September 30, 2009, the investment adviser was entitled to receive from the fund management fees of $17,027,000.

                  American Funds Money Market Fund -- Page 21

 ADMINISTRATIVE SERVICES AGREEMENTS -- The Administrative Services Agreement (the
"Administrative Agreements") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until March 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate its Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C, F, R, Class 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's Transfer
Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $  264,000
--------------------------------------------------------------------------------
               CLASS F-1                                   27,000
--------------------------------------------------------------------------------
               CLASS F-2                                   65,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 207,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  18,000
--------------------------------------------------------------------------------
              CLASS 529-C                                  48,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  12,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 11,000
--------------------------------------------------------------------------------
               CLASS R-1                                   29,000
--------------------------------------------------------------------------------
               CLASS R-2                                1,394,000
--------------------------------------------------------------------------------
               CLASS R-3                                  629,000
--------------------------------------------------------------------------------
               CLASS R-4                                  273,000
--------------------------------------------------------------------------------
               CLASS R-5                                   90,000
--------------------------------------------------------------------------------
               CLASS R-6                                    1,000
--------------------------------------------------------------------------------

                  American Funds Money Market Fund -- Page 22

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in its Class F-1, 529-F-1 and 529-E shares. The fund reimburses the Principal Underwriter for services fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in their R-1,
R-2, R-3 and R-4 shares respectively.

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made.

                  American Funds Money Market Fund -- Page 23

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses.  Service-related expenses include paying service fees to qualified dealers.  Distribution-related expenses include commissions paid to qualified dealers.  The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund."  Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A shares and 529-A shares, up to 0.15% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses.  The fund may annually expend up to 0.15% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.15% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                 SERVICE-RELATED  DISTRIBUTION-RELATED    TOTAL ALLOWABLE
              SHARE CLASS          PAYMENTS/1/        PAYMENTS/1/        UNDER THE PLANS/2/
--------------------------------------------------------------------------------------------

          Class C                     0.25%              0.75%                 1.00%
         -----------------------------------------------------------------------------------
          Class 529-C                 0.25               0.75                  1.00
         -----------------------------------------------------------------------------------
          Class F-1                   0.25                 --                  0.50
         -----------------------------------------------------------------------------------
          Class 529-F-1               0.25                 --                  0.50
         -----------------------------------------------------------------------------------
          Class 529-E                 0.25               0.25                  0.75
         -----------------------------------------------------------------------------------
          Class R-1                   0.25               0.75                  1.00
         -----------------------------------------------------------------------------------
          Class R-2                   0.25               0.50                  1.00
         -----------------------------------------------------------------------------------
          Class R-3                   0.25               0.25                  0.75
         -----------------------------------------------------------------------------------
          Class R-4                   0.25                 --                  0.50
--------------------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

                  American Funds Money Market Fund -- Page 24

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                  $       --                  $     --
------------------------------------------------------------------------------
        CLASS B                   1,165,000                   406,000
------------------------------------------------------------------------------
        CLASS C                          --                        --
------------------------------------------------------------------------------
       CLASS F-1                     39,000                    17,000
------------------------------------------------------------------------------
      CLASS 529-A                        --                        --
------------------------------------------------------------------------------
      CLASS 529-B                    97,000                    36,000
------------------------------------------------------------------------------
      CLASS 529-C                        --                        --
------------------------------------------------------------------------------
      CLASS 529-E                        --                        --
------------------------------------------------------------------------------
     CLASS 529-F-1                       --                        --
------------------------------------------------------------------------------
       CLASS R-1                         --                        --
------------------------------------------------------------------------------
       CLASS R-2                         --                        --
------------------------------------------------------------------------------
       CLASS R-3                         --                        --
------------------------------------------------------------------------------
       CLASS R-4                         --                        --
------------------------------------------------------------------------------

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund is committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

                  American Funds Money Market Fund -- Page 25

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.

                  American Funds Money Market Fund -- Page 26

     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
           Wells Fargo Investments, LLC

                  American Funds Money Market Fund -- Page 27

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                  American Funds Money Market Fund -- Page 28

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                  American Funds Money Market Fund -- Page 29

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal year ended September 30, 2009.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

                  American Funds Money Market Fund -- Page 30

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                  American Funds Money Market Fund -- Page 31

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                  American Funds Money Market Fund -- Page 32

                                PRICE OF SHARES
 Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The
Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent's policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal
Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

 Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas Day.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the
Principal Underwriter or by the funds.

 The valuation of the fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to
Securities and Exchange Commission regulations, which permits current net asset value per share to be rounded to the nearest cent. Under the Securities and
Exchange Commission regulations permitting the use of the penny-rounding method of pricing, the fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, maintain a dollar-weighted average life of its portfolio of
120 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities determined by the board of trustees to be of high quality with minimal

                  American Funds Money Market Fund -- Page 33

 credit risks. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the
60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

 Other securities with more than 60 days left to maturity are generally valued at prices obtained as of approximately 3 p.m. from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value. Where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata

                  American Funds Money Market Fund -- Page 34

 based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares.
Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class. The net asset value of each share will normally remain constant at $1.00.

                  American Funds Money Market Fund -- Page 35

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS -- Dividends on fund shares will be reinvested in shares of the fund of the same class.  Dividends distributed by the fund to a retirement plan currently are not taxable.

                  American Funds Money Market Fund -- Page 36

The fund intends to follow the practice of distributing substantially all of its investment company taxable income.  Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS -- A dividend from net investment income is declared each day on shares of the fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer
Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

Under the penny-rounding method of pricing (see "Purchase of Shares"), the fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more.
Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that the fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from the fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, the fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the
Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in the fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

The fund does not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although the fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares"
below.

STATE TAXES -- Since some of the fund's dividends are expected to be attributable to income on U.S. Treasury securities, that portion may be exempt from state personal income taxes. Also,

                  American Funds Money Market Fund -- Page 37

some states do not have personal income taxes. The fund believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by the fund to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from the fund.
Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of the fund. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from the fund.

                  American Funds Money Market Fund -- Page 38

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR INVESTMENT DEALER -- Deliver or mail a check to your investment dealer.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                  American Funds Money Market Fund -- Page 39

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- Class 529 shares may be purchased only through
CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in
CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

 Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program and other registered investment companies approved by the fund.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                  American Funds Money Market Fund -- Page 40

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and
     .    American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company's Capital Group Private
          Client Services division.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

CONVERSION -- Currently, Class C shares of the fund automatically convert to
Class F-1 shares in the month of the 10-year anniversary of the purchase date.
The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, converting into a different share class or not converting. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

                  American Funds Money Market Fund -- Page 41

 FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions of shares in American Funds (other than American Funds Money Market
Fund) may trigger a purchase block lasting 30 calendar days under the fund's
"purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered "systematic" unless the transaction is pre-scheduled for a specific date.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.
     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service
     Company of the conversion

                  American Funds Money Market Fund -- Page 42

     when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the
     Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

CDSC WAIVERS FOR CLASS B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this

                  American Funds Money Market Fund -- Page 43

          statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12%
          limit. If there is an insufficient amount of assets not subject to a
          CDSC to cover a particular AWP payment, shares subject to the lowest
          CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, "account" means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                  American Funds Money Market Fund -- Page 44

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                  American Funds Money Market Fund -- Page 45

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                  American Funds Money Market Fund -- Page 46

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors,

                  American Funds Money Market Fund -- Page 47

trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

 CHECKWRITING -- You will be eligible for checkwriting privileges upon meeting the fund's initial purchase minimum of $1,000, regardless if such minimum has been waived to establish your account. You may write checks for $250 or more against your Class A share account in the funds. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. When the checks you write are presented for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment.
Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

By requesting checkwriting privileges you agree that you will promptly review your account statements and other information sent to you by the fund as soon as you receive it. If you believe any statement you receive contains an error or includes an unauthorized, forged, or altered check, you agree to notify the fund or American Funds Service Company immediately in writing. You must report any errors or irregularities to the fund or American Funds Service Company within sixty (60) days from the date of the statement you receive and must identify the particular items that you consider forged, altered or otherwise unauthorized. If you do not notify the fund or American Funds Service Company within the required period of time, your account statement will be deemed to be correct and all items properly charged, and you will be precluded from recovering any amounts that you later claim were unauthorized with respect to a payment reflected on that statement. You further agree that neither the bank nor the fund will be liable if you fail to exercise ordinary care in examining your statements. The bank, the fund or American Funds Service Company have the right to assert any legally available defenses to any claim you may assert regarding items paid from your account.

                  American Funds Money Market Fund -- Page 48

REDEMPTION OF SHARES -- The fund's declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

                  American Funds Money Market Fund -- Page 49

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JP Morgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If a fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $4,173,000 for Class A shares and $120,000 for Class B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management
Company and from the relevant share class, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent trustees in their capacities as such. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers

                  American Funds Money Market Fund -- Page 50

LLP. In addition, shareholders may also receive proxy statements for the fund.
In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                  American Funds Money Market Fund -- Page 51

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund's financial statements, including its investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                  American Funds Money Market Fund -- Page 52

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUND
American Funds Money Market
Fund/(R)/ . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                  American Funds Money Market Fund -- Page 53

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                  American Funds Money Market Fund -- Page 54

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUND
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659

                  American Funds Money Market Fund -- Page 55

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2055 Target
Date Retirement Fund/SM/      082    2182   2282   2382   2482   2582    2682
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                  American Funds Money Market Fund -- Page 56

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  American Funds Money Market Fund -- Page 57

FITCH
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

DBRS
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

R-1 (HIGH)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (MIDDLE)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1
(high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (LOW)
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

                  American Funds Money Market Fund -- Page 58

..
Investment portfolio
September 30, 2009

Percent of Net Assets
Federal agency discount notes	55.6%
U.S. Treasuries	34.8
Commercial paper	6.9
Discount notes	2.8
Other assets less liabilities	(0.1)

		Principal
	Yield at	amount	Value
Short-term securities - 100.11%	acquisition	(000)	(000)

Federal agency discount notes - 55.62%
Freddie Mac
10/2/2009	0.18%	$142,000	$141,998
10/5/2009	0.19	307,510	307,501
10/6/2009	0.17	368,600	368,587
10/9/2009	0.18	100,000	99,995
10/13/2009	0.20	402,690	402,663
10/14/2009	0.18	175,000	174,988
10/19/2009	0.20	350,000	349,954
10/20/2009	0.23	20,000	19,998
10/26/2009	0.20	82,000	81,991
11/2/2009	0.16	32,800	32,795
11/9/2009	0.18	629,147	629,031
11/16/2009	0.19	159,623	159,592
11/17/2009	0.24	11,400	11,399
11/23/2009	0.19	362,514	362,476
11/30/2009	0.14	84,333	84,325
12/1/2009	0.19	84,185	84,176
12/8/2009	0.17	80,350	80,337
12/14/2009	0.14	167,475	167,442
12/15/2009	0.20	156,550	156,517
12/17/2009	0.20	100,000	99,978
12/21/2009	0.21	258,750	258,685
12/22/2009	0.19	539,200	539,065
12/28/2009	0.12	162,175	162,128
1/11/2010	0.13	194,861	194,773
1/20/2010	0.13	15,000	14,992
1/21/2010	0.18	123,250	123,181
1/26/2010	0.20	523,250	522,926
1/27/2010	0.20	35,290	35,268
2/2/2010	0.13	211,300	211,154
2/8/2010	0.30	44,350	44,317
Fannie Mae
10/2/2009	0.17	200,000	199,998
10/5/2009	0.17	75,000	74,998
10/6/2009	0.20	100,000	99,996
10/7/2009	0.19	36,700	36,699
10/14/2009	0.20	300,000	299,979
10/16/2009	0.17	57,900	57,895
10/20/2009	0.19	200,000	199,978
10/21/2009	0.15	126,400	126,388
10/26/2009	0.22	133,920	133,905
10/27/2009	0.22	50,000	49,994
10/28/2009	0.20	75,000	74,990
11/2/2009	0.20	100,000	99,985
11/3/2009	0.20	100,000	99,985
11/4/2009	0.18	201,686	201,655
11/6/2009	0.20	100,000	99,984
11/12/2009	0.18	200,000	199,961
11/16/2009	0.11	119,498	119,481
11/17/2009	0.22	30,000	29,998
11/18/2009	0.17	296,942	296,916
11/25/2009	0.16	192,790	192,769
12/1/2009	0.21	95,848	95,837
12/2/2009	0.16	299,200	299,164
12/16/2009	0.13	93,999	93,979
12/17/2009	0.16	285,780	285,717
12/18/2009	0.20	20,600	20,595
12/21/2009	0.24	200,000	199,950
12/22/2009	0.13	210,700	210,647
12/23/2009	0.13	195,086	195,035
1/15/2010	0.13	69,400	69,366
2/3/2010	0.21	8,500	8,494
2/10/2010	0.22	217,607	217,439
2/17/2010	0.21	23,500	23,480
2/24/2010	0.22	50,000	49,955
Federal Home Loan Bank
10/2/2009	0.19	75,000	74,999
10/6/2009	0.12	19,900	19,900
10/7/2009	0.19	523,887	523,866
10/9/2009	0.18	336,100	336,084
10/16/2009	0.22	223,500	223,481
10/20/2009	0.21	100,000	99,989
10/21/2009	0.21	100,000	99,989
10/23/2009	0.16	5,100	5,099
10/30/2009	0.15	66,392	66,384
11/10/2009	0.11	300,000	299,962
11/13/2009	0.12	126,300	126,281
11/16/2009	0.09	80,000	79,991
11/17/2009	0.09	150,000	149,982
11/18/2009	0.18	100,000	99,991
11/27/2009	0.12	300,000	299,960
11/30/2009	0.16	115,900	115,888
12/8/2009	0.16	426,920	426,852
12/9/2009	0.16	197,000	196,969
12/11/2009	0.07	111,600	111,580
12/16/2009	0.14	276,350	276,292
12/18/2009	0.14	46,949	46,938
12/28/2009	0.13	37,698	37,687
2/12/2010	0.21	200,000	199,842
Federal Farm Credit Banks
1/12/2010	0.13	50,000	49,981
Total federal agency discount notes			14,355,431

U.S. Treasuries - 34.76%
U.S. Treasury Bills
10/1/2009	0.24	1,040,000	1,039,996
10/8/2009	0.24	690,000	689,976
10/15/2009	0.21	700,000	699,958
10/22/2009	0.20	981,100	981,030
10/29/2009	0.20	750,000	749,933
11/5/2009	0.24	197,300	197,284
11/12/2009	0.18	500,000	499,945
11/19/2009	0.19	806,700	806,654
11/27/2009	0.14	290,400	290,384
12/3/2009	0.13	450,000	449,955
12/10/2009	0.14	78,600	78,590
12/17/2009	0.16	500,000	499,915
12/31/2009	0.20	400,000	399,880
1/28/2010	0.22	295,400	295,303
2/4/2010	0.28	300,000	299,889
2/18/2010	0.27	200,000	199,898
2/25/2010	0.18	129,500	129,429
3/4/2010	0.20	50,000	49,969
3/11/2010	0.18	100,000	99,933
3/18/2010	0.18	100,000	99,930
3/25/2010	0.20	100,000	99,922
4/1/2010	0.29	100,000	99,912
6/17/2010	0.30	212,200	211,773
Total U.S. Treasuries			8,969,458

Commercial paper - 6.92%
Caisse d'Amortissement de la Dette Sociale
10/19/2009	0.17	277,500	277,476
10/21/2009	0.17	65,000	64,994
12/18/2009	0.20	90,000	89,943
1/5/2010	0.20	50,000	49,959
1/25/2010	0.25	50,000	49,945
Denmark (Kingdom of)
10/2/2009	0.23	23,300	23,300
10/9/2009	0.20	25,000	24,998
11/3/2009	0.22	27,300	27,292
12/4/2009	0.18	50,000	49,974
12/9/2009	0.18	50,000	49,972
12/16/2009	0.18	62,500	62,461
12/17/2009	0.15	50,000	49,969
European Investment Bank
10/23/2009	0.20	110,900	110,880
10/29/2009	0.10	100,000	99,992
10/30/2009	0.10	50,000	49,996
11/20/2009	0.19	25,000	24,991
KfW (1)
10/5/2009	0.21	30,000	29,999
10/14/2009	0.17	75,000	74,995
10/20/2009	0.21	50,000	49,994
10/27/2009	0.13	20,000	19,998
11/13/2009	0.17	12,692	12,689
11/17/2009	0.16	77,200	77,184
Straight-A Funding LLC (1)
10/14/2009	0.24	45,000	44,991
11/24/2009	0.21	100,000	99,963
12/17/2009	0.23	50,450	50,424
Québec (Province of) (1)
10/22/2009	0.21	6,095	6,094
11/4/2009	0.22	34,550	34,542
12/9/2009	0.18	100,000	99,952
Hydro-Québec (1)
12/17/2009	0.20	33,900	33,881
12/23/2009	0.20	25,000	24,984
British Columbia (Province of)
1/13/2010	0.17	19,100	19,090
Total commercial paper			1,784,922

Discount notes - 2.81%
International Bank for Reconstruction and Development
10/23/2009	0.10	118,500	118,492
11/17/2009	0.18	129,800	129,790
11/23/2009	0.18	60,000	59,994
11/25/2009	0.17	25,000	24,997
12/18/2009	0.19	141,400	141,367
12/21/2009	0.19	100,000	99,975
12/22/2009	0.19	100,000	99,975
12/28/2009	0.19	50,000	49,986
Total discount notes			724,576

Total investment securities (cost: $25,832,343,000)			25,834,387
Other assets less liabilities			(28,034)

Net assets			$25,806,353

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $659,690,000, which represented 2.56% of the net assets of the fund.

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities
at September 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
(cost: $25,832,343)		$25,834,387
Cash		14,660
Receivables for sales of fund's shares		113,868
		25,962,915
Liabilities:
Payables for:
Repurchases of fund's shares	$148,505
Services provided by affiliates	3,933
Trustees' deferred compensation	213
Other	3,911	15,562
Net assets at September 30, 2009		$25,806,353

Net assets consist of:
Capital paid in on shares of beneficial interest		$25,804,309
Net unrealized appreciation		2,044
Net assets at September 30, 2009		$25,806,353

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (25,804,050 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$19,570,941	19,569,124	$1.00
Class B	625,913	625,876	1.00
Class C	638,458	638,420	1.00
Class F-1	56,208	56,204	1.00
Class F-2	136,413	136,405	1.00
Class 529-A	675,908	675,868	1.00
Class 529-B	55,592	55,589	1.00
Class 529-C	152,617	152,608	1.00
Class 529-E	39,175	39,173	1.00
Class 529-F-1	33,923	33,921	1.00
Class R-1	83,632	83,624	1.00
Class R-2	1,422,180	1,422,052	1.00
Class R-3	1,219,933	1,219,823	1.00
Class R-4	732,921	732,856	1.00
Class R-5	347,044	347,013	1.00
Class R-6	15,495	15,494	1.00

See Notes to Financial Statements

Statement of operations
for the period May 1, 2009* to September 30, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$12,535

Fees and expenses†:
Investment advisory services	$17,027
Distribution services	1,301
Transfer agent services	4,293
Administrative services	3,293
Reports to shareholders	107
Registration statement and prospectus	4,475
Trustees' compensation	14
Auditing and legal	110
Custodian	144
Other	909
Total fees and expenses before reimbursements	31,673
Less reimbursement of fees and expenses	19,138
Total fees and expenses after reimbursements		12,535
Net investment income		-

Net unrealized appreciation on investments		709
Net increase in net assets resulting from operations		$709

*Commencement of operations.
† Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statement of changes in net assets	(dollars in thousands)
for the period May 1, 2009* to September 30, 2009

Operations:
Net investment income		$-
Net unrealized appreciation on investments		709
Net increase in net assets resulting from operations		709

Dividends paid or accrued to shareholders
from net investment income		-

Net capital share transactions		25,805,644

Total increase in net assets		25,806,353

Net assets:
Beginning of period		-
End of period		$25,806,353

*Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – American Funds Money Market Fund (the "fund") was organized on February 4, 2009, as a Delaware statutory trust. On March 17, 2009, the fund obtained its initial capitalization of $100,000 from the sale of 100,000 shares of Class A capital stock to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on May 1, 2009, upon the initial purchase of investment securities. The fund’s fiscal year ends on September 30. The fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Although the fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by unfavorable political, economic or governmental developments around the world that could affect the repayment of principal or the payment of interest.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on May 1, 2009; therefore, the fund’s only tax year, 2009, remains open for examination by U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2009, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2009, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,282
Gross unrealized depreciation on investment securities	(238)
Net unrealized appreciation on investment securities	2,044
Cost of investment securities	25,832,343

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the period ended September 30, 2009, the investment advisory services fee was $17,027,000, which was equivalent to an annualized rate of 0.267% of average daily net assets.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the period ended September 30, 2009, the total fees paid by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$12,130
Class A	$12,130
Class B	1,536
Class C	526
Class F-1	89
Class F-2	126
Class 529-A	623
Class 529-B	149
Class 529-C	143
Class 529-E	36
Class 529-F-1	32
Class R-1	58
Class R-2	1,887
Class R-3	1,053
Class R-4	531
Class R-5	216
Class R-6	3
Total	$19,138

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Classes A and 529-A	0.15%	0.15%
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the period ended September 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$-	$4,173	Not applicable	Not applicable	Not applicable
Class B	1,165	120	Not applicable	Not applicable	Not applicable
Class C	-	Included in administrative services	$232	$32	Not applicable
Class F-1	39		23	4	Not applicable
Class F-2	Not applicable		56	9	Not applicable
Class 529-A	-		178	29	$159
Class 529-B	97		15	3	13
Class 529-C	-		41	7	36
Class 529-E	-		10	2	9
Class 529-F-1	-		9	2	8
Class R-1	-		24	5	Not applicable
Class R-2	-		484	910	Not applicable
Class R-3	-		417	212	Not applicable
Class R-4	-		256	17	Not applicable
Class R-5	Not applicable		82	8	Not applicable
Class R-6	Not applicable		1	-*	Not applicable
Total	$1,301	$4,293	$1,828	$1,240	$225
* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 2009, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2009, all of the fund’s investment securities were classified as Level 2.

6. Fund merger

On July 10, 2009, the fund acquired the respective net assets of The Cash Management Trust of America and The U.S. Treasury Money Fund of America (each an “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by shareholders of each acquired fund on June 15, 2009. The acquisitions were accomplished by a tax-free exchange of shares of each class of the fund for the corresponding class of each acquired fund at the close of business on July 10, 2009. All shares issued and acquired were valued at $1.00 per share. Shares issued by the fund are disclosed in the capital share transactions note. Information about the combining of the funds is as follows (dollars in thousands):

		Total net assets
Fund	Description	on July 10, 2009
American Funds Money Market Fund	Acquiring fund	$2,044,515
The Cash Management Trust of America	Acquired fund	22,607,151
The U.S. Treasury Money Fund of America	Acquired fund	4,270,856
American Funds Money Market Fund	After acquisition	$28,922,522

The components of net assets of each acquired fund as of July 10, 2009, were as follows (dollars in thousands):

	The Cash Management	The U.S. Treasury
Components of net assets acquired	Trust of America	Money Fund of America
Capital paid in on shares of beneficial interest	$22,606,586	$4,270,086
Undistributed net investment income	-	-
Net unrealized appreciation	565	770
Total net assets	$22,607,151	$4,270,856

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Issued in connection with merger of The Cash Management Trust of America		Issued in connection with merger of The U.S. Treasury Money Fund of America		Repurchases(*)		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period May 1, 2009(†) to September 30, 2009
Class A	$6,749,266	6,749,266	$16,552,460	16,551,835	$3,876,970	3,876,312	$(7,608,289)	(7,608,289)	$19,570,407	19,569,124
Class B	61,221	61,221	730,878	730,857	-	-	(166,202)	(166,202)	625,897	625,876
Class C	101,750	101,750	766,696	766,676	-	-	(230,006)	(230,006)	638,440	638,420
Class F-1	16,696	16,696	85,938	85,935	-	-	(46,427)	(46,427)	56,207	56,204
Class F-2	335,733	335,733	1,341	1,336	-	-	(200,664)	(200,664)	136,410	136,405
Class 529-A	116,721	116,721	686,414	686,393	-	-	(127,246)	(127,246)	675,889	675,868
Class 529-B	8,057	8,057	56,183	56,182	-	-	(8,650)	(8,650)	55,590	55,589
Class 529-C	27,531	27,531	163,157	163,153	-	-	(38,076)	(38,076)	152,612	152,608
Class 529-E	6,106	6,106	40,387	40,387	-	-	(7,320)	(7,320)	39,173	39,173
Class 529-F-1	6,915	6,915	35,992	35,990	-	-	(8,984)	(8,984)	33,923	33,921
Class R-1	27,372	27,372	75,856	75,854	8,211	8,209	(27,811)	(27,811)	83,628	83,624
Class R-2	314,505	314,505	1,333,646	1,333,600	114,202	114,160	(340,213)	(340,213)	1,422,140	1,422,052
Class R-3	277,224	277,224	1,138,057	1,138,018	108,807	108,771	(304,190)	(304,190)	1,219,898	1,219,823
Class R-4	141,490	141,490	645,243	645,219	117,300	117,279	(171,132)	(171,132)	732,901	732,856
Class R-5	116,585	116,585	294,903	294,892	45,366	45,355	(109,819)	(109,819)	347,035	347,013
Class R-6	18,242	18,242	-	-	-	-	(2,748)	(2,748)	15,494	15,494
Total net increase
(decrease)	$8,325,414	8,325,414	$22,607,151	22,606,327	$4,270,856	4,270,086	$(9,397,777)	(9,397,777)	$25,805,644	25,804,050

(*) Includes exchanges between share classes of the fund.
(†)Commencement of operations.

8. Other disclosures

CRMC agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $321,000. These expenses are not included in the accompanying financial statements.

9. Subsequent events

As of November 9, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

	Net asset value, beginning of period	Net investment income(2)	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements(4)	Ratio of net income to average net assets(4)
Class A:
Period from 5/1/2009 to 9/30/2009	$1.00	$-	$-	$1.00	.00%	$19,571	.19%	.08%	-%
Class B:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	626	.49	.08	-
Class C:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	638	.22	.08	-
Class F-1:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.32	.08	-
Class F-2:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	136	.20	.08	-
Class 529-A:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	676	.25	.08	-
Class 529-B:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.56	.08	-
Class 529-C:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	153	.25	.08	-
Class 529-E:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	39	.25	.08	-

Class 529-F-1:
Period from 5/1/2009 to 9/30/2009	$1.00	$-	$-	$1.00	.00%	$34	.25%	.08%	-%
Class R-1:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	84	.21	.08	-
Class R-2:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,422	.33	.08	-
Class R-3:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,220	.24	.08	-
Class R-4:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	733	.21	.08	-
Class R-5:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	347	.19	.08	-
Class R-6:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	15	.18	.08	-

(1)Based on operations from 5/1/2009, commencement of operations, through 9/30/2009, and, accordingly, is not representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements from CRMC. During the period shown, CRMC agreed to pay a portion of fees and expenses for all share classes due to lower short-term interest rates.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the "Fund") at September 30, 2009, the results of its operations, the changes in its net assets and its financial highlights for the period May 1, 2009 (commencement of operations) through September 30, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at September 30, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 2009